Contract Assets and Contract Liabilities - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract assets [line items]
Contract assets	¥ 570	¥ 753
Receivables for sales of mobile handsets net of allowance [member]
Disclosure of contract assets [line items]
Contract assets	1,824	2,974
Less current portion [member]
Disclosure of contract assets [line items]
Contract assets	¥ 1,254	¥ 2,221